Intangible assets (Table)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about intangible assets [abstract]
Continuity schedule of intangible assets [text block]
(in USD million)	Exploration expenses	Acquisition costs - oil and gas prospects	Goodwill	Other	Total

Cost at 31 December 2017	2,715	5,363	339	419	8,836
Additions through business combinations	0	116	265	392	773
Additions	392	917	0	(7)	1,302
Disposals at cost	(272)	(89)	0	(4)	(364)
Transfers	(13)	(148)	0	0	(161)
Expensed exploration expenditures previously capitalised	(68)	(289)	0	0	(357)
Effect of changes in foreign exchange	(70)	(17)	(39)	(2)	(128)

Cost at 31 December 2018	2,685	5,854	565	797	9,901

Accumulated depreciation and impairment losses at 31 December 2017				(215)	(215)
Amortisation and impairments for the year				(13)	(13)
Amortisation and impairment losses disposed intangible assets				(2)	(2)
Effect of changes in foreign exchange				1	1

Accumulated depreciation and impairment losses at 31 December 2018				(229)	(229)

Carrying amount at 31 December 2018	2,685	5,854	565	568	9,672

(in USD million)	Exploration expenses	Acquisition costs - oil and gas prospects	Goodwill	Other	Total

Cost at 31 December 2016	2,856	5,907	328	346	9,438
Additions	154	861	0	94	1,109
Disposals at cost	(0)	(0)	0	(26)	(26)
Transfers	(276)	(124)	0	(0)	(401)
Assets reclassified to held for sale	0	(1,369)	0	0	(1,369)
Expensed exploration expenditures previously capitalised	(73)	81	0	0	8
Effect of changes in foreign exchange	56	6	11	4	77

Cost at 31 December 2017	2,715	5,363	339	419	8,836

Accumulated depreciation and impairment losses at 31 December 2016				(195)	(195)
Amortisation and impairments for the year				(12)	(12)
Amortisation and impairment losses disposed intangible assets				(6)	(6)
Effect of changes in foreign exchange				(2)	(2)

Accumulated depreciation and impairment losses at 31 December 2017				(215)	(215)

Carrying amount at 31 December 2017	2,715	5,363	339	204	8,621

Aging of capitalised exploration expenditures [text block]
The table below shows the aging of capitalised exploration expenditures.
(in USD million)	2018	2017

Less than one year	392	218
Between one and five years	1,406	1,799
More than five years	887	698

Total	2,685	2,715

Components of the exploration expenses [text block]
The table below shows the components of the exploration expenses.
	Full year
(in USD million)	2018	2017	2016

Exploration expenditures	1,438	1,234	1,437
Expensed exploration expenditures previously capitalised	357	(8)	1,800
Capitalised exploration	(390)	(167)	(285)

Exploration expenses	1,405	1,059	2,952